Supplement dated September 18, 2024
to the Prospectus and Summary Prospectus (each as supplemented) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Total Return Bond Strategies Fund	1/1/2024
Matthew Toms no longer serves as a portfolio manager for the Fund. Therefore, the portfolio manager information for Voya Investment Management Co. LLC (Voya), under the heading "Fund Management" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Voya Investment Management Co. LLC (Voya)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Randall Parrish, CFA	Head of Public Credit of Voya	Co-Portfolio Manager	2018
David Goodson	Head of Securitized of Voya	Co-Portfolio Manager	2018
Eric Stein, CFA	Head of Investments and CIO Fixed Income of Voya	Co-Portfolio Manager	May 2024
Sean Banai, CFA	Head of Multi-Sector of Voya	Co-Portfolio Manager	July 2024
The rest of the section remains the same.
The information about the portfolio managers for Voya under the heading "Primary Service Provider Contracts - Portfolio Managers" in the More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Voya Investment Management Co. LLC (Voya)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Randall Parrish, CFA	Head of Public Credit of Voya	Co-Portfolio Manager	2018
David Goodson	Head of Securitized of Voya	Co-Portfolio Manager	2018
Eric Stein, CFA	Head of Investments and CIO Fixed Income of Voya	Co-Portfolio Manager	May 2024
Sean Banai, CFA	Head of Multi-Sector of Voya	Co-Portfolio Manager	July 2024
Mr. Parrish joined Voya in 2001. Mr. Parrish began his investment career in 1990 and earned a BBA in business administration from the University of Georgia.
Mr. Goodson joined Voya in 2002. Mr. Goodson began his investment career in 1996 and earned a BS in management from Georgia Institute of Technology.
Mr. Stein joined Voya in 2023. Prior to Voya, Mr. Stein was chief investment officer for fixed income at Eaton Vance and Morgan Stanley Investment Management. Mr. Stein began his investment career in 2003 and earned a BS from Boston University and an MBA from the University of Chicago Booth School of Business.
Mr. Banai joined Voya in 1999. Mr. Banai began his investment career in 1999 and earned a BA and MS from Georgia State University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP101_08_016_(09/24)